LOANS RECEIVABLE, NET, Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 238,819	$ 97,676
Provision for credit losses	627,928	493,613
Write-off of loans receivable	(546,710)	(336,173)
Exchange differences	1,531	(16,297)
Ending balance	321,568	238,819
Consumer and SME Loans [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	237,379	89,977
Provision for credit losses	624,143	494,815
Write-off of loans receivable	(545,482)	(331,401)
Exchange differences	1,518	(16,012)
Ending balance	317,558	237,379
Other Loans [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	1,440	7,699
Provision for credit losses	3,785	(1,202)
Write-off of loans receivable	(1,228)	(4,772)
Exchange differences	13	(285)
Ending balance	$ 4,010	$ 1,440